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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2005
                                               --------------------


Check here if Amendment [  x  ]; Amendment Number:   2
                                                 ---------
This Amendment (Check only one.):       [   ]  is a restatement.
                                        [ x ]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 5/13/2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      155 East Putnam Avenue
              Greenwich, CT 06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

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
         /s/ James E. Buck II                   Greenwich, Connecticut                   October 11, 2005
         --------------------                   ----------------------                   ----------------
             [Signature]                             [City, State]                            [Date]
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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              14
                                                 -------------

Form 13F Information Table Value Total:           $  86,817
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None


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                                                 FORM 13F INFORMATION TABLE (MARCH 31, 2005)

            COLUMN 1         COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                 SHRS
                                                         VALUE   OR PAN  SH/    PUT/  INVESTMENT OTHER
NAME OF ISSUER               TITLE OF CLASS  CUSIP       (X1000) AMOUNT  PRN    CALL  DISCRETION MANAGERS SOLE    SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM       COMMON STOCK     00437V104   13579   305770 SH           SOLE                 305770      0           0
------------------------------------------------------------------------------------------------------------------------------------
ASK JEEVES INC COM STK       COMMON STOCK     045174109    5616   200000 SH           SOLE                 200000      0           0
------------------------------------------------------------------------------------------------------------------------------------
EON LABS INC Com             COMMON STOCK     29412E100    2227    73655 SH           SOLE                  73655      0           0
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES CHEM CORP COM    COMMON STOCK     390568103    5627   175195 SH           SOLE                 175195      0           0
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT STORES CO COM DEL   COMMON STOCK     577778103   18326   495021 SH           SOLE                 495021      0           0
------------------------------------------------------------------------------------------------------------------------------------
MEDCOHEALTH SOLUTION S INC   OPTIONS - CALLS  58405U0GJ    6181   124700 SH     CALL  SOLE                 124700      0           0
------------------------------------------------------------------------------------------------------------------------------------
MEDCOHEALTH SOLUTION S INC   OPTIONS - CALLS  58405U0GK    1413    28500 SH     CALL  SOLE                  28500      0           0
------------------------------------------------------------------------------------------------------------------------------------
MEDCOHEALTH SOLUTION S INC   OPTIONS - PUTS   58405U0SF    1507    30400 SH     PUT   SOLE                  30400      0           0
------------------------------------------------------------------------------------------------------------------------------------
MEDCOHEALTH SOLUTION S INC   OPTIONS - PUTS   58405U0SG    4793    96700 SH     PUT   SOLE                  96700      0           0
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC    COMMON STOCK     65332V103    4982   175300 SH           SOLE                 175300      0           0
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP COM              OPTIONS - PUTS   8520610QX     284    12500 SH     PUT   SOLE                  12500      0           0
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYSTEM INC  COM COMMON STOCK     867363103    1301    37700 SH           SOLE                  37700      0           0
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US                    OPTIONS - CALLS  8923351AE     940    36500 SH     CALL  SOLE                  36500      0           0
------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS CORP        COMMON STOCK     95988E204   20041   527940 SH           SOLE                 527940      0           0
------------------------------------------------------------------------------------------------------------------------------------

                                                        86,817
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